Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000220895
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Institutional Shares
Trading Symbol	BRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 11.53%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index returned 11.46%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to equities made the largest contribution to absolute performance in the generally “risk-on” market environment. In particular, U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities performed strongly.

High yield corporate bonds, which were supported by the combination of above-average income, low default rates, and persistently tight credit spreads, were the largest contributor in fixed income. Other higher-yielding segments, including floating-rate loans and agency mortgage-backed securities, also contributed meaningfully. These holdings benefited from solid underlying credit fundamentals, floating-rate characteristics, and continued investor demand for yield. More defensive fixed-income allocations also helped performance, led by investment-grade corporates and commercial mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$10,000	$10,000	$10,000	$10,000	$10,000
Aug 20	$10,127	$9,919	$10,114	$10,668	$10,294
Sep 20	$10,057	$9,914	$9,992	$10,300	$10,113
Oct 20	$9,986	$9,870	$9,887	$9,984	$9,936
Nov 20	$10,480	$9,966	$10,436	$11,261	$10,620
Dec 20	$10,690	$9,980	$10,619	$11,738	$10,852
Jan 21	$10,680	$9,909	$10,559	$11,621	$10,759
Feb 21	$10,770	$9,766	$10,566	$11,919	$10,819
Mar 21	$10,913	$9,644	$10,745	$12,316	$10,932
Apr 21	$11,125	$9,720	$10,888	$12,889	$11,229
May 21	$11,202	$9,752	$11,014	$13,075	$11,329
Jun 21	$11,265	$9,820	$11,057	$13,270	$11,453
Jul 21	$11,288	$9,930	$11,152	$13,507	$11,619
Aug 21	$11,422	$9,911	$11,205	$13,843	$11,753
Sep 21	$11,225	$9,825	$11,018	$13,269	$11,458
Oct 21	$11,352	$9,822	$11,104	$14,020	$11,781
Nov 21	$11,192	$9,851	$10,966	$13,713	$11,669
Dec 21	$11,427	$9,826	$11,303	$14,299	$11,904
Jan 22	$11,186	$9,615	$11,093	$13,543	$11,461
Feb 22	$10,949	$9,507	$10,965	$13,200	$11,252
Mar 22	$10,969	$9,243	$10,906	$13,562	$11,250
Apr 22	$10,562	$8,892	$10,516	$12,436	$10,569
May 22	$10,493	$8,950	$10,584	$12,445	$10,607
Jun 22	$9,954	$8,809	$10,061	$11,367	$10,065
Jul 22	$10,384	$9,025	$10,427	$12,270	$10,587
Aug 22	$10,171	$8,770	$10,110	$11,757	$10,216
Sep 22	$9,600	$8,391	$9,575	$10,664	$9,521
Oct 22	$9,806	$8,282	$9,856	$11,429	$9,801
Nov 22	$10,222	$8,587	$10,310	$12,224	$10,322
Dec 22	$10,082	$8,548	$10,224	$11,705	$10,079
Jan 23	$10,575	$8,811	$10,553	$12,533	$10,591
Feb 23	$10,332	$8,583	$10,301	$12,232	$10,327
Mar 23	$10,410	$8,801	$10,503	$12,610	$10,617
Apr 23	$10,556	$8,854	$10,624	$12,831	$10,743
May 23	$10,384	$8,758	$10,395	$12,703	$10,631
Jun 23	$10,551	$8,727	$10,611	$13,471	$10,933
Jul 23	$10,725	$8,721	$10,781	$13,924	$11,113
Aug 23	$10,595	$8,665	$10,686	$13,591	$10,945
Sep 23	$10,359	$8,445	$10,453	$13,005	$10,570
Oct 23	$10,183	$8,311	$10,230	$12,627	$10,333
Nov 23	$10,753	$8,688	$10,760	$13,811	$11,051
Dec 23	$11,176	$9,020	$11,185	$14,489	$11,534
Jan 24	$11,188	$8,996	$11,195	$14,663	$11,587
Feb 24	$11,250	$8,869	$11,184	$15,285	$11,751
Mar 24	$11,463	$8,950	$11,415	$15,776	$11,994
Apr 24	$11,250	$8,724	$11,175	$15,190	$11,620
May 24	$11,466	$8,872	$11,389	$15,868	$11,978
Jun 24	$11,562	$8,956	$11,403	$16,191	$12,156
Jul 24	$11,827	$9,165	$11,752	$16,477	$12,406
Aug 24	$12,037	$9,297	$12,006	$16,912	$12,659
Sep 24	$12,211	$9,422	$12,189	$17,222	$12,859
Oct 24	$12,022	$9,188	$11,951	$16,880	$12,572
Nov 24	$12,261	$9,285	$12,111	$17,655	$12,927
Dec 24	$11,990	$9,133	$11,835	$17,195	$12,653
Jan 25	$12,222	$9,182	$12,047	$17,801	$12,910
Feb 25	$12,382	$9,384	$12,293	$17,673	$13,005
Mar 25	$12,225	$9,387	$12,243	$16,886	$12,718
Apr 25	$12,264	$9,424	$12,219	$17,036	$12,800
May 25	$12,505	$9,357	$12,338	$18,045	$13,133
Jun 25	$12,755	$9,501	$12,543	$18,824	$13,517
Jul 25	$12,775	$9,475	$12,520	$19,066	$13,586
Aug 25	$12,996	$9,589	$12,816	$19,563	$13,845
Sep 25	$13,158	$9,693	$12,921	$20,192	$14,143
Oct 25	$13,178	$9,754	$12,932	$20,596	$14,329
Nov 25	$13,321	$9,815	$13,123	$20,655	$14,393
Dec 25	$13,372	$9,800	$13,192	$20,822	$14,441

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	11.53%	4.58%	5.51%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	(0.37)
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	11.46	4.43	5.25
MSCI World Index (Net)...
	21.09	12.15	14.50
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	14.13	5.88	7.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,562,421
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,562,421
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

C000220896
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Investor A Shares
Trading Symbol	BRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$53Footnote Reference(a)	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 53	[2]
Expense Ratio, Percent	0.50%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 11.26%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index returned 11.46%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to equities made the largest contribution to absolute performance in the generally “risk-on” market environment. In particular, U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities performed strongly.

High yield corporate bonds, which were supported by the combination of above-average income, low default rates, and persistently tight credit spreads, were the largest contributor in fixed income. Other higher-yielding segments, including floating-rate loans and agency mortgage-backed securities, also contributed meaningfully. These holdings benefited from solid underlying credit fundamentals, floating-rate characteristics, and continued investor demand for yield. More defensive fixed-income allocations also helped performance, led by investment-grade corporates and commercial mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$9,475	$10,000	$10,000	$10,000	$10,000
Aug 20	$9,594	$9,919	$10,114	$10,668	$10,294
Sep 20	$9,525	$9,914	$9,992	$10,300	$10,113
Oct 20	$9,456	$9,870	$9,887	$9,984	$9,936
Nov 20	$9,922	$9,966	$10,436	$11,261	$10,620
Dec 20	$10,118	$9,980	$10,619	$11,738	$10,852
Jan 21	$10,107	$9,909	$10,559	$11,621	$10,759
Feb 21	$10,190	$9,766	$10,566	$11,919	$10,819
Mar 21	$10,323	$9,644	$10,745	$12,316	$10,932
Apr 21	$10,521	$9,720	$10,888	$12,889	$11,229
May 21	$10,592	$9,752	$11,014	$13,075	$11,329
Jun 21	$10,650	$9,820	$11,057	$13,270	$11,453
Jul 21	$10,669	$9,930	$11,152	$13,507	$11,619
Aug 21	$10,794	$9,911	$11,205	$13,843	$11,753
Sep 21	$10,606	$9,825	$11,018	$13,269	$11,458
Oct 21	$10,724	$9,822	$11,104	$14,020	$11,781
Nov 21	$10,570	$9,851	$10,966	$13,713	$11,669
Dec 21	$10,790	$9,826	$11,303	$14,299	$11,904
Jan 22	$10,560	$9,615	$11,093	$13,543	$11,461
Feb 22	$10,334	$9,507	$10,965	$13,200	$11,252
Mar 22	$10,351	$9,243	$10,906	$13,562	$11,250
Apr 22	$9,964	$8,892	$10,516	$12,436	$10,569
May 22	$9,897	$8,950	$10,584	$12,445	$10,607
Jun 22	$9,388	$8,809	$10,061	$11,367	$10,065
Jul 22	$9,790	$9,025	$10,427	$12,270	$10,587
Aug 22	$9,588	$8,770	$10,110	$11,757	$10,216
Sep 22	$9,047	$8,391	$9,575	$10,664	$9,521
Oct 22	$9,240	$8,282	$9,856	$11,429	$9,801
Nov 22	$9,629	$8,587	$10,310	$12,224	$10,322
Dec 22	$9,495	$8,548	$10,224	$11,705	$10,079
Jan 23	$9,958	$8,811	$10,553	$12,533	$10,591
Feb 23	$9,728	$8,583	$10,301	$12,232	$10,327
Mar 23	$9,798	$8,801	$10,503	$12,610	$10,617
Apr 23	$9,933	$8,854	$10,624	$12,831	$10,743
May 23	$9,771	$8,758	$10,395	$12,703	$10,631
Jun 23	$9,926	$8,727	$10,611	$13,471	$10,933
Jul 23	$10,086	$8,721	$10,781	$13,924	$11,113
Aug 23	$9,962	$8,665	$10,686	$13,591	$10,945
Sep 23	$9,739	$8,445	$10,453	$13,005	$10,570
Oct 23	$9,572	$8,311	$10,230	$12,627	$10,333
Nov 23	$10,106	$8,688	$10,760	$13,811	$11,051
Dec 23	$10,501	$9,020	$11,185	$14,489	$11,534
Jan 24	$10,509	$8,996	$11,195	$14,663	$11,587
Feb 24	$10,567	$8,869	$11,184	$15,285	$11,751
Mar 24	$10,764	$8,950	$11,415	$15,776	$11,994
Apr 24	$10,561	$8,724	$11,175	$15,190	$11,620
May 24	$10,761	$8,872	$11,389	$15,868	$11,978
Jun 24	$10,850	$8,956	$11,403	$16,191	$12,156
Jul 24	$11,091	$9,165	$11,752	$16,477	$12,406
Aug 24	$11,287	$9,297	$12,006	$16,912	$12,659
Sep 24	$11,446	$9,422	$12,189	$17,222	$12,859
Oct 24	$11,268	$9,188	$11,951	$16,880	$12,572
Nov 24	$11,490	$9,285	$12,111	$17,655	$12,927
Dec 24	$11,233	$9,133	$11,835	$17,195	$12,653
Jan 25	$11,448	$9,182	$12,047	$17,801	$12,910
Feb 25	$11,596	$9,384	$12,293	$17,673	$13,005
Mar 25	$11,446	$9,387	$12,243	$16,886	$12,718
Apr 25	$11,480	$9,424	$12,219	$17,036	$12,800
May 25	$11,703	$9,357	$12,338	$18,045	$13,133
Jun 25	$11,935	$9,501	$12,543	$18,824	$13,517
Jul 25	$11,951	$9,475	$12,520	$19,066	$13,586
Aug 25	$12,155	$9,589	$12,816	$19,563	$13,845
Sep 25	$12,306	$9,693	$12,921	$20,192	$14,143
Oct 25	$12,321	$9,754	$12,932	$20,596	$14,329
Nov 25	$12,452	$9,815	$13,123	$20,655	$14,393
Dec 25	$12,497	$9,800	$13,192	$20,822	$14,441

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	11.26%	4.31%	5.24%
Investor A Shares (with sales charge)...
	5.42	3.19	4.20
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	(0.37)
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	11.46	4.43	5.25
MSCI World Index (Net)...
	21.09	12.15	14.50
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	14.13	5.88	7.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,562,421
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,562,421
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.